Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

The following table presents the Group’s intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2022	December 31, 2023
	RMB	RMB
Customer relationships	3,300	3,300
Trade names	4,822	4,822
Developed technology	17,833	17,833
Total Intangible assets	25,955	25,955
Less: accumulated amortization	(10,341)	(10,341)
impairment	(15,614)	(15,614)
Intangible assets, net	-	-